Fair Value Measurements - Fair Value Measurements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Restricted cash	$ 53	$ 53
Total assets	53	53
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Restricted cash	53	53
Total assets	53	53
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Restricted cash
Total assets
Unobservable Inputs (Level 3) [Member]
Assets:
Restricted cash
Total assets